Note 5 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Long-term debt, gross	$ 36,188,000	$ 37,491,000
Less: Current portion	(4,264,500)	(5,212,000)
Long-term portion	31,923,500	32,279,000
Deferred charges, current portion	126,493	125,357
Deferred charges, long-term portion	205,373	237,848
Long-term debt, current portion net of deferred charges	4,138,006	5,086,643
Long-term debt, long-term portion net of deferred charges	31,718,128	32,041,152
Debt discount, current portion	(486,905)	(216,402)
Debt discount, long-term portion		(324,603)
Long-term debt, current portion net of deferred charges and debt discount	3,651,102	4,870,241
Long-term debt, long-term portion net of deferred charges and debt discount	31,718,127	31,716,549
Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd [Member]
Long-term debt, gross	29,100,000	30,000,000
Noumea Shipping Ltd. Borrower [Member]
Long-term debt, gross	3,038,000	3,341,000
Gregos Shipping Ltd [Member]
Long-term debt, gross	$ 4,050,000	$ 4,150,000